Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the consolidated statements of income
Foreign exchange gain	€ 53,842	€ 89,532	€ 125,981	€ 195,152
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	11,949	7,721	25,574	21,815
Revaluation of certain investments	(4,318)		14,968
Other	14,357	13,134	26,778	22,277
Other operating income	75,830	110,387	193,301	239,244
Foreign exchange loss	70,011	100,970	154,413	202,386
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	8,130	10,177	18,669	20,504
Revaluation of certain investments		74,934		78,383
Expenses from strategic transactions and programs	32,015	3,696	115,454	3,696
Other	22,109	31,668	39,005	42,360
Other operating expense	€ 132,265	€ 221,445	€ 327,541	€ 347,329